Key management personnel (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Share Option And Warrant Reserves [Abstract]
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [Table Text Block]
	Years ended December 31
	2023	2022	2021
Short-term benefits provided to executives (a)	$1,109	$1,719	$982
Directors' fees paid to non-executive directors	289	203	204
Share-based payments	1,013	1,059	1,206
Total	$2,411	$2,981	$2,392